Research and Development Expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Research and Development Expenses [Line Items]
Research and development expenses	€ 10,016,870	€ 10,919,595	€ 17,318,680	€ 25,651,503
Personnel expenses			1,200,000
Bottom of Range [Member]
Research and Development Expenses [Line Items]
Research and development expenses	€ 900,000	€ 900,000	€ 8,300,000	€ 8,300,000